Income Taxes (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes (Details) [Line Items]
Federal income tax		$ 23,237
Federal net operating loss		222
Net operating losses for state purposes		24,146
Foreign net operating losses		1,896
Credit carryforwards for income tax		$ 114
Federal tax credits expire		2041 years
Outstanding stock percentage	50.00%
Income tax	50.00%
CALIFONIA [Member]
Income Taxes (Details) [Line Items]
Credit carryforwards for income tax		$ 41
Two Thousand and Seventeen [Member]
Income Taxes (Details) [Line Items]
Federal income tax		$ 23,015